Property and equipment, net (Details)			12 Months Ended			37 Months Ended	107 Months Ended
	Sep. 15, 2021 payment	Jun. 15, 2020 payment	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Jul. 14, 2023 USD ($)	Sep. 15, 2021 USD ($)	Oct. 23, 2012
Property and equipment, net
Total			$ 66,600,161	$ 67,850,441
Accumulated depreciation			(41,056,802)	(39,019,330)
Property and equipment, net			25,543,359	28,831,111
Lease term		3 years
Depreciation expense			2,037,472	3,787,564	$ 4,839,442
Amortization expense			0
Number of quarterly lease payments | payment		12
Quarterly lease payments, amount						$ 1,105,274
Accumulated depreciation expense			41,056,802	39,019,330	$ 39,853,550
Corporate aircraft
Property and equipment, net
Total			36,332,509	36,948,606
Vehicles
Property and equipment, net
Total			4,164,765	4,235,388
Furniture and fixtures
Property and equipment, net
Total			8,690,083	8,958,370
Office buildings
Property and equipment, net
Total			17,412,804	$ 17,708,077
Under finance lease
Property and equipment, net
Lease term								8 years
Number of quarterly lease payments | payment	32
Quarterly lease payments, amount							$ 1,426,000
Deposit used as full and final payment			$ 6,700,000